Securities sold, not yet purchased, at fair value	12 Months Ended
Dec. 31, 2013
Financial Instruments Sold, Not yet Purchased, at Fair Value [Abstract]
Securities sold, not yet purchased, at fair value
Securities sold, not yet purchased, at fair value
Securities sold, not yet purchased are securities that the Company has sold, but does not own, in anticipation of a decline in the fair value of the security. The Company’s risk is that the value of the security will increase rather than decline. Consequently, the settlement amount of the liability for securities sold, not yet purchased may exceed the amount recorded in the consolidated balance sheet as the Company is obligated to purchase the securities sold, not yet purchased in the market at prevailing prices to settle its obligations. To sell a security sold, not yet purchased, the Company needs to borrow the security for delivery to the buyer. On each day that the transaction is open, the liability for the obligation to replace the borrowed security is marked-to-market and an unrealized gain or loss is recorded. At the time that the transaction is closed, the Company realizes a gain or loss equal to the difference between the price at which the security was sold and the cost of replacing the borrowed security. While the transaction is open, the Company will also incur an expense for any dividends or interest that will be paid to the lender of the securities.